Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Accumulated Other Comprehensive Loss

	December 31,
	2011	2010
Retirement benefit plans funded status adjustment (Notes 1 and 9)	$(260)	$(248)
Hedging activities (Note 17)	1	(2)
Available-for-sale securities	1	1

	$(258)	$(249)